Provisions - Narrative (Details) - GBP (£) £ in Millions	3 Months Ended	6 Months Ended
	Dec. 31, 2023	Jun. 30, 2024
Disclosure of other provisions [line items]
(Credit) charge for the period		£ 200
Provisions	£ 1,916	1,653
Restructuring provision	240	£ 198
HBOS | Minimum
Disclosure of other provisions [line items]
Percentage of population, fraud victims		95.00%
Regulatory and legal provisions
Disclosure of other provisions [line items]
(Credit) charge for the period		£ 90
Provisions	1,014	898
Payment Protection Insurance, excluding MBNA | Payment protection insurance
Disclosure of other provisions [line items]
Total payment protection insurance to date		21,906
Dilapidations, Rent Reviews And Other Property Related Matters
Disclosure of other provisions [line items]
Provisions	137	144
Indemnities And Other Matters Relating To Legacy Business Disposals
Disclosure of other provisions [line items]
Provisions	46	£ 33
Motor Commission Review
Disclosure of other provisions [line items]
(Credit) charge for the period	£ 450